CONCENTRATIONS (Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash balance insured by FDIC	$ 250,000		$ 250,000		$ 250,000
Cash balances above the insured limit	$ 0		$ 0		$ 0	$ 173,933
Direct Product Sales [Member]
Concentration Risk, Percentage	4.00%	1.00%
Revenue [Member] | Google AdSence [Member]
Concentration Risk, Percentage	23.00%	57.00%
Remaining Advertising Revenue [Member]
Concentration Risk, Percentage	77.00%	43.00%
Accounts Receivable [Member] | Google AdSence [Member]
Concentration Risk, Percentage			19.00%
Accounts Receivable [Member] | INFORM [Member]
Concentration Risk, Percentage			19.00%
Accounts Receivable [Member] | Medium Corporation [Member]
Concentration Risk, Percentage			12.00%
Citizens Watch Company of America, Inc [Member] | Purchases [Member]
Concentration Risk, Percentage	44.00%	39.00%	39.00%	39.00%
Bulova Corporation [Member] | Purchases [Member]
Concentration Risk, Percentage	15.00%	22.00%	17.00%	29.00%
Amazon [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	91.00%	78.00%	91.00%	77.00%
eBay [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	5.00%	2.00%	5.00%	3.00%